SCHEDULE OF COMMON STOCK WARRANTS (Details) - Warrants [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	1,329,272	1,329,272
Exercise price, beginning balance	$ 0.001	$ 0.001
Weighted-average remaining contractual life, outstanding beginning Balance	2 years 8 months 19 days	4 years 10 months 13 days
Aggregate intrinsic value of vested warrants outstanding beginning	$ 2,125,506
Weighted-average exercise price, outstanding beginning balance	$ 0.001	$ 0.001
Warrants granted	1,980,039
Warrants exercised
Warrants expired/cancelled	(419,127)
Weighted-average remaining contractual life, outstanding ending balance	2 years 8 months 23 days	3 years 10 months 13 days
Ending balance	2,880,184	1,329,272
Exercise price, ending balance		$ 0.001
Aggregate intrinsic value of vested warrants outstanding ending	$ 3,414,248	$ 2,125,506
Weighted-average exercise price, outstanding ending balance	$ 0.42	$ 0.001
Exercisable at ending	2,333,168
Exercisable Aggregate Intrinsic Value	$ 2,594,272
Exercisable weighted price per share	$ 0.52
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price, Warrants granted	0.001
Exercise price, ending balance	0.001
Exercisable price per share	0.001
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price, Warrants granted	2.00
Exercise price, ending balance	2.00
Exercisable price per share	$ 2.00